TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON-CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of accounts receivable categories - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Gross carrying amount [member]
TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON-CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of accounts receivable categories [Line Items]
Trade accounts receivable	$ 1,073,599	$ 1,077,561
Other accounts receivable	275,876	188,393
Accumulated impairment [member]
TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON-CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of accounts receivable categories [Line Items]
Trade accounts receivable	(100,402)	(97,991)
Other accounts receivable
Exposure net of risk concentrations
TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON-CURRENT ACCOUNTS RECEIVABLE (Details) - Schedule of accounts receivable categories [Line Items]
Trade accounts receivable	973,197	979,570
Other accounts receivable	$ 275,876	$ 188,393